DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Revenues, net	$ 1,991,000	$ 2,675,000	$ 10,935,000	$ 18,335,000
Cost of sales	1,623,000	2,280,000	9,642,000	18,060,000
Gross profit	368,000	395,000	1,293,000	275,000
Sales and marketing expenses	145,000	305,000	880,000	1,998,000
General and administrative expenses	33,000	79,000	197,000	246,000
Income from discontinued operations	$ 190,000	$ 11,000	216,000	(1,969,000)
Loss on classification as held for sale			0	(1,705,000)
Income/(loss) from discontinued operations, net of tax			$ 216,000	$ (3,674,000)